Deferred tax - Movements in net deferred tax asset (Details) - GBP (£)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Movements in net deferred tax asset
Net deferred tax asset at beginning of period			£ (27,025,000)	£ (26,550,000)	£ (26,550,000)
(Credited)/expensed to the statement of profit or loss (note 10)	£ (1,369,000)	£ 10,428,000	(2,046,000)	10,779,000	1,426,000
Credited to other comprehensive income (note 10)	202,000	(1,476,000)	(1,864,000)	(325,000)	(1,901,000)
Net deferred tax asset at end of period	(30,935,000)	(16,096,000)	(30,935,000)	(16,096,000)	£ (27,025,000)
US
Movements in net deferred tax asset
Unrecognised deferred tax assets	30,282,000	22,672,000	30,282,000	22,672,000
UK
Movements in net deferred tax asset
Unrecognised deferred tax assets	£ 0	£ 0	£ 0	£ 0